As filed with the Securities and Exchange Commission on November 26, 2013

------------------------------------------------------------------------------
==============================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                             MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                        September 30, 2013 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 98.56%                       $ 56,964,179
            =========================================================
            (Cost $52,801,790)

            APPAREL CLOTHING - 7.52%                        4,343,671
            ---------------------------------------------------------
 24,145     Michael Kors Holdings Ltd.*                     1,799,285
 32,025     Under Armour, Inc. (Class A)*                   2,544,386

            AUTOMOBILES - 0.25%                               145,994
            ---------------------------------------------------------
    755     Tesla Motors, Inc.*                               145,994

            BIOTECHNOLOGY - 1.01%                             584,855
            ---------------------------------------------------------
      5     Alexion Pharmaceuticals, Inc.*                        581
      5     Celgene Corp.*                                        771
  1,865     Regeneron Pharmaceuticals, Inc.*                  583,503

            BUSINESS SOFTWARE & SERVICES - 26.68%          15,422,119
            ---------------------------------------------------------
 67,875     Infoblox, Inc.*                                 2,838,533
 26,375     NetSuite, Inc.*                                 2,846,918
 87,125     Salesforce.com, Inc.*                           4,522,659
 39,860     Splunk, Inc.*                                   2,393,194
 34,855     Workday, Inc.*                                  2,820,815

            COMPUTER HARDWARE - 12.30%                      7,105,959
            ---------------------------------------------------------
 14,905     Apple, Inc.                                     7,105,959

            GROCERY STORES - 0.00%                                585
            ---------------------------------------------------------
     10     Whole Foods Market, Inc.                              585

            INTERNET SOFTWARE & SERVICES - 48.38%          27,961,638
            ---------------------------------------------------------
 13,260     Amazon.com, Inc.*                               4,145,606
 31,325     Baidu, Inc. - ADR*                              2,067,774
143,070     Facebook, Inc. (Class A)*                       7,186,406
  3,185     Google, Inc. (Class A)*                         2,789,773
 11,595     LinkedIn Corp.*                                 2,853,066
  9,140     Netflix, Inc.*                                  2,826,179
  4,040     Priceline.com, Inc.*                            4,084,238
  8,690     Yahoo!, Inc.*                                     288,247
 25,995     Yelp, Inc.*                                     1,720,349

            RESTAURANTS - 2.42%                             1,398,371
            ---------------------------------------------------------
 14,375     Starbucks Corp.                                 1,106,444
  6,450     Dunkin' Brands Group, Inc.                        291,927

            RETAIL - 0.00%                                        987
            ---------------------------------------------------------
      5     Cabela's, Inc.*                                       315
     10     Tractor Supply Co.                                    672

            EXCHANGE TRADED FUNDS - 0.01%                       2,678
            =========================================================
            (Cost $2,374)
     10     iShares Russell 2000 Index                          1,066
     10     PowerShares QQQ                                       789
      5     ProShares Ultra QQQ                                   400
      5     ProShares Ultra S&P 500                               423


            TOTAL INVESTMENT SECURITIES - 98.57%           56,966,857
            =========================================================
            (Cost $52,804,164)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 1.43%     828,774
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 57,795,631
            =========================================================
            Equivalent to $18.49 per share


           *Non-income producing


The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments                  $ 52,804,164
                                       ==========
Gross unrealized appreciation           6,417,599
Gross unrealized depreciation          (2,254,906)
                                       ----------
Net unrealized depreciation          $  4,162,693


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.


The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a dis-cussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:


Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of September 30, 2013:

                                       Level 1   Level 2   Level 3      Total
------------------------------------------------------------------------------
Common Stocks
   Internet Software & Services   $  27,961,638     -        -   $  27,961,638
   Business Software & Services      15,422,119     -        -      15,422,119
   Computer Hardware                  7,105,959     -        -       7,105,959
   Apparel Clothing                   4,343,671     -        -       4,343,671
   Restaurants                        1,398,371     -        -       1,398,371
   Biotechnology                        584,855     -        -         584,855
   Automobiles                          145,994     -        -         145,994
   Retail                                   987     -        -             987
   Grocery Stores                           585     -        -             585
                                    ------------------------------------------
Total Common Stocks                  56,964,179     -        -      56,964,179

Exchange Traded Funds                     2,678     -        -           2,678
                                    ------------------------------------------
Total Investments                 $  56,966,857     -        -   $  56,966,857
------------------------------------------------------------------------------

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report. It is the Fund's policy to consider trans-fers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value mea-surements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Fund has disclosed the applicable requirements of this accounting standard in its financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)(17 CFR 270.30a-3(b)) that occurred during the Registrant's last fiscal quarter that have mat-erially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Executive Officer

Date: November 26, 2013


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Executive Officer

Date: November 26, 2013